Income tax - Unrecognised deferred tax balances (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Income tax
Australian company tax rate (as a percent)		30.00%	30.00%
Unrecognised deferred tax balances
Deductible temporary differences: Tax losses on revenue account	$ 422	$ 448
Deductible temporary differences: Tax losses on capital account	265	184
Taxable temporary differences: Retained earnings of subsidiaries that would be subject to withholding tax if distributed	$ 402	$ 365
Minimum
Income tax
Australian company tax rate (as a percent)	15.00%	15.00%
Maximum
Income tax
Australian company tax rate (as a percent)	45.00%	45.00%
Parent Entity
Unrecognised deferred tax balances
Deductible temporary differences: Tax losses on revenue account	$ 422	$ 448
Deductible temporary differences: Tax losses on capital account	$ 150	$ 64